Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands, $ in Millions			3 Months Ended	12 Months Ended
	Dec. 03, 2019 AUD ($)	Apr. 24, 2018	Dec. 31, 2019 USD ($) Plan	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 USD ($) Plan	Dec. 31, 2018 USD ($)		Mar. 06, 2018	Feb. 27, 2018
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Debt Instrument, Term of Expected Credit Loss, Low Risk Instruments					12 months
Number of equity based award plans | Plan			2		2
Weighted average remaining lease term					4 years 2 months 27 days
Revenue from sale of goods					$ 693,062	$ 459,164	[1],[2]
Sales and marketing expense					360,662	292,963	[1],[2]
Percentage of equity interests acquired		100.00%
Deferred contingent payment			$ 0		0	77,628
(Gain) loss on re-measurement of Embedded Derivative			$ (48,100)		$ (98,300)	$ 6,100
BetEasy
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Percentage of equity interests acquired		18.00%				18.00%		80.00%	62.00%
Proportion of ownership interests held by non-controlling interests	20.00%
Deferred contingent payment	$ 100
PSUs
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Performance period					3 years
Maximum eligible percentage for additional PSUs of PSUs granted subject to conditions					50.00%
Minimum
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Vesting period					3 years
Maximum
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Vesting period					4 years
Reclassification of loss from general and administrative to net financing charges
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Reclassifications						$ 7,200
Reclassification of loss from unrealized loss on foreign exchange to net financing charges
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Reclassifications						7,200
Reclassification from international segment to corporate cost center
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Reclassifications						2,500
Reclassification from united kingdom segment to corporate cost center
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Reclassifications						2,100
Reclassification from australia segment to corporate cost center
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Reclassifications						500
Fox Sports
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Term of Commercial Contract					25 years
Revenue from sale of goods					$ 100
Sales and marketing expense					$ 7,600
Percentage of US business, right to aquire					50.00%
Put-call option | BetEasy
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Proportion of ownership interests held by non-controlling interests		20.00%
Forecast | BetEasy
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Percentage of equity interests acquired			20.00%	20.00%	20.00%
Proportion of ownership interests held by non-controlling interests				20.00%
Deferred contingent payment				$ 151
Term to acquire remaining interest				90 days
Business Acquisition, Liability To Acquire Interest | BetEasy
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Proportion of ownership interests held by non-controlling interests	20.00%
Level 3
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Deferred contingent payment						$ 77,628
Level 3 | BetEasy
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Implied credit spread			1.90%		1.90%	4.60%
Vesting Period One [Member] | DSUs
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Vesting period					1 year
Vesting Period Two [Member] | DSUs
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Vesting period					2 years
Vesting Period Three [Member] | DSUs
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Vesting period					3 years

[1]	Certain amounts were reclassified in the comparative periods. See note 2.
[2]	The Corporation applied IFRS 16, Leases (“IFRS 16”) from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.